PRESIDENT'S LETTER

Dear Oberweis Funds Shareholder:

Few can claim that 2001 was a favorable year for accounts primarily invested in the stock market. In the third quarter, uncertainty surrounding the tragic events of September 11th brought the U.S. stock market to its lowest levels since 1999, with the market bottoming on September 21st. Throughout the balance of the year, investors enjoyed a rather remarkable rally for all sectors of the stock market, with small company stocks returning particularly strong results late in the year.

Although a challenging environment for the market overall in 2001, the year proved to be a favorable one, on a relative basis, for small-company stocks. Smaller companies outperformed larger companies, with the smaller-company oriented Russell 2000 Index rising 2.49% during a period in which the S&P 500 Index declined 11.88%. The Oberweis Micro-Cap Portfolio and the Oberweis Emerging Growth Portfolio, which both focus on small company stocks, finished the year with positive returns, increasing 23.86% and 0.47%, respectively. Mid-cap growth stocks trailed the market in 2001, with the Russell 2000 Mid-Cap Growth Index falling 20.15%. The Oberweis Mid-Cap Portfolio, which increased 112.72% in 1999, declined 36.74% last year. We continue to believe that we are in the middle of a multi-year period favoring small-cap stocks over large-caps. In our opinion, prices of small company stocks still appear to be undervalued relative to those of large companies, although the degree of undervaluation is less than last year, since large company stocks were generally down in 2001 while small company stocks experienced a small increase.

Despite a contracting economy, the average growth rate in both revenues and earnings for all three portfolios was in excess of 40% at year-end. The average price earnings ratio (PE) based on this year's estimated earnings was 19.8 for the Micro-Cap Portfolio, 24.6 for the Emerging Growth Portfolio, and 25.6 for the Mid-Cap Portfolio. Each of these ratios compares favorably to the 47.7 PE for the Russell 2000 Growth Index. The PEs of our Emerging Growth and Mid-Cap Portfolios reflect only a modest premium over the 21.7 PE of the S&P 500, and the average PE for the Micro-Cap Portfolio continues to be lower than the S&P 500 PE. Smaller, growth-oriented companies have often traded with PEs higher than large companies, probably due to their ability to grow at a faster rate than large companies. The Micro-Cap, Emerging Growth, and Mid-Cap Portfolios were selling at PE to Growth rates of 0.5, 0.7, and 0.7, respectively. The weighted average market cap in the Micro-Cap was $178 million, in the Emerging Growth $993 million, and in the Mid-Cap $2.85 billion. The median market caps are even smaller at $95 million, $537 million, and $1.88 billion, respectively. The average price-to-sales ratios for the three Portfolios are 0.8, 1.4, and 2.1, respectively. Average return on equity for the companies in the three portfolios was 12.9%, 15.3%, and 15.9%, respectively.

Lastly, we would like to sincerely thank you for investing with us in The Oberweis Funds. If you have any questions on your account, please contact your investment counselor or call shareholder services at (800) 245-7311. If you have questions about the fund's investment policies, please feel free to call our portfolio management team at (800) 323-6166.

Sincerely,


/s/ James D. Oberweis                /s/ James W. Oberweis
---------------------               -----------------------


James D. Oberweis                   James W. Oberweis
President                           Senior Vice President
Portfolio Manager                   Portfolio Manager

                               THE OBERWEIS FUNDS
                       MANAGEMENT DISCUSSION AND ANALYSIS

The Oberweis Funds are positioned to take advantage of the long-term price appreciation that occurs when the market places an appropriately high value on fast growing, profitable companies. The market for such companies was favorable for micro-cap growth companies. For the full year, the Micro-Cap Portfolio gained 23.86%. The Emerging Growth Portfolio gained 0.47%. Unfortunately, after strong gains in 1999, the market for high-growth mid-cap companies was weak. The Mid-Cap Portfolio declined 36.74%. The Russell 2000 Growth Index lost 9.8%, the Russell 2000 Mid-Cap Index fell 20.15%, and the NASDAQ Composite fell 20.80%.

The Micro-Cap Portfolio particularly benefited from investments in Bradley Pharmaceuticals, Famous Dave's, Headwaters, Neoware, and Tripos. The Emerging Growth Portfolio benefited once again from gains in Chico's FAS and Advance PCS, both of which were recognized for their strong performance in last year's commentary as well. Also contributing strong gains were Bradley Pharmaceuticals, Panera Bread Company, P.F. Chang's China Bistro and PEC Solutions. Although the Mid-Cap Portfolio declined overall in 2001, the portfolio did experience gains in individual issues including Advance PCS, Biovail Corporation, Cabot Microelectronics, Career Education, and Chico's FAS.

The Portfolio turnover rate for the Micro-Cap Portfolio was 82%. For the Emerging Growth, it was a low 66%, and for the Mid-Cap, 115%. The expense ratios for the three portfolios were 1.98% for Micro-Cap, 1.65% for Emerging Growth and 2.00% for Mid-Cap. The average commission rate paid by each portfolio for agency transactions (generally on the NYSE, Instinet, and Bloomberg Tradebook) was again approximately three cents per share traded. We believe this rate compares quite favorably to most other mutual funds. Decimalization has further reduced spreads and thus transaction costs.

                               THE OBERWEIS FUNDS
                       MANAGEMENT DISCUSSION AND ANALYSIS
--------------------------------------------------------------------------------

                       Average Annual Total Returns /(1)/
                             Periods ended 12/31/01

                          One     Five      Ten    Fourteen
                          Year    Years    Years    Years
                          ---------------------------------

OBEGX                     +0.47%  +4.02%   +9.85%   +14.11%
Russell 2000              +2.49%  +7.52%  +11.52%   +12.31%
Russell 2000 Growth       -9.23%  +2.87%   +7.19%    +9.62%

                                         Growth of an Assumed $10,000 Investment
                                     from December 31, 1987 to December 31, 2001

       Oberweis Emerging Growth       Russell 2000           Russell 2000 Growth
               Portfolio (OBEGX)

 12/31/1987                  $10,000              $10,000                $10,000
 12/31/1988                  $10,570              $12,491                $12,037
 12/31/1989                  $13,209              $14,519                $14,465
 12/31/1990                  $13,264              $11,686                $11,946
 12/31/1991                  $24,822              $17,067                $18,061
 12/31/1992                  $28,210              $20,209                $19,465
 12/31/1993                  $30,952              $24,030                $22,068
 12/31/1994                  $29,864              $23,621                $21,532
 12/31/1995                  $42,575              $30,339                $28,216
 12/31/1996                  $52,134              $35,337                $31,394
 12/31/1997                  $47,675              $43,239                $35,458
 12/31/1998                  $46,196              $42,137                $35,894
 12/31/1999                  $70,762              $51,095                $51,361
 12/31/2000                  $63,197              $49,551                $39,841
 12/31/2001                  $63,495              $50,785                $36,165

--------------------------------------------------------------------------------

                       Average Annual Total Returns /(1)/
                             Periods ended 12/31/01

                                                  Since
                          One         Five       Inception
                          Year       Years        1/1/96
                          --------------------------------

OBMCX                     +23.86%     +9.47%       +11.58%
Russell 2000               +2.49%     +7.52%        +8.95%
Russell 2000 Growth        -9.23%     +2.87%        +4.22%

                                         Growth of an Assumed $10,000 Investment
                                     from January 1, 1996 to December 31, 2001

       Russell 2000                  Oberweis Micro-Cap      Russell 2000 Growth
                                      Portfolio (OBMCX)

 01-Jan-96        9,999.71                10,000.00                 9,999.75
 31-Dec-96       11,647.20                12,280.00                11,126.00
 31-Dec-97       14,252.00                13,556.00                12,566.28
 31-Dec-98       13,888.66                14,180.00                12,270.76
 31-Dec-99       16,840.84                16,940.00                18,202.44
 31-Dec-00       16,331.96                15,585.47                14,119.76
 31-Dec-01       16,738.66                19,303.43                12,816.75

--------------------------------------------------------------------------------

                       Average Annual Total Returns /(1)/
                             Periods ended 12/31/01

                                                   Since
                          One         Five       Inception
                          Year       Years        9/15/96
                          --------------------------------

OBMDX                     -36.74%     +8.58%        +8.68%
Russell Midcap Growth     -20.15%     +9.02%        +9.67%
Russell 2000 Growth        -9.23%     +2.87%        +3.28%

                                         Growth of an Assumed $10,000 Investment
                                  from September 15, 1996 to December 31, 2001

         Oberweis Mid-Cap          Russell 2000 Growth     Russell Midcap Growth
         Portfolio (OBMDX)

  9/15/96                10,000           10,000                   10,000
 12/31/96                10,290           10,299                   10,581
 12/31/97                10,846           11,632                   12,966
 12/31/98                13,271           11,775                   15,282
 12/31/99                28,230           16,849                   23,121
 12/31/00                24,548           13,070                   20,404
 12/31/01                15,529           11,864                   16,292

 /(1)/Performance is historical and does not represent future results. Investment returns and principal value vary, and you may have a gain or loss when you sell shares. Results include the reinvestment of all dividends and capital gains distributions. The Russell 2000 Growth Index measures the performance of those Russell 2000 companies with higher price-to-book ratios and higher forecasted earnings growth rates. The Russell 2000 Index measures the performance of 2000 companies with small-market capitalizations. The Russell Midcap Growth Index measures those Russell Midcap companies with higher price-to-book ratios and higher forecasted growth values. The Russell indices are unmanaged. A sales load of 4% was charged on the Oberweis Emerging Growth Portfolio until December 31, 1991 and is not reflected in the total return figures or graph above.

                       OBERWEIS EMERGING GROWTH PORTFOLIO
                            Portfolio of Investments
                     December 31, 2001 (value in thousands)


Shares           Company (Closing Price)                                  Value
--------------------------------------------------------------------------------
               COMMON STOCKS - 102.7%

               Banking - 1.7%
  37,000       Wilson Greatbatch Technologies, Inc.
               @ 36.100                                               $   1,336
                                                                      ---------

               Chemicals - Basic - 0.4%
  15,300       Symyx Technologies @ 21.240                                  325
                                                                      ---------

               Commercial Service /
               Business Service - 0.9%
  20,000       Pediatrix Medical Group, Inc. @ 33.920                       678
                                                                      ---------

               Commercial Service - Staffing - 1.5%
  30,000       Cross Country, Inc. @ 26.500                                 795
  22,500       Right Management Consultants, Inc.
               @ 17.300                                                     389
                                                                      ---------
                                                                          1,184
                                                                      ---------
               Computer - Optical Recognition - 1.3%
 *30,000       Optimal Robotics Corp. @ 35.450                            1,063
                                                                      ---------

               Computer - Peripheral Equipment - 0.8%
  30,000       NYFIX, Inc. @ 20.020                                         601
                                                                      ---------
               Computer Software - Enterprise - 7.4%
  40,000       Caminus Corp. @ 23.000                                       920
  59,800       OPNET Technologies, Inc. @ 14.410                            862
  30,000       Precise Software Solutions Ltd. @ 20.660                     620
  49,300       Synplicity, Inc. @ 13.490                                    665
 *30,000       Stellent, Inc. @ 29.560                                      887
  30,000       TTI Team Telecom @ 25.020                                    750
  60,000       Verisity, Inc. @ 18.950                                    1,137
                                                                      ---------
                                                                          5,841
                                                                      ---------
                Computer Software - Finance - 1.0%
  20,000       Intercept Group, Inc. @ 40.900                               818
                                                                      ---------
               Electrical - Equipment / Components - 1.0%
 *20,000       Astropower, Inc. @ 40.430                                    809
                                                                      ---------

               Electronics - Components
               Semiconductors - 3.8%
 *20,000       Qlogic Corp. @ 44.510                                        890
  80,000       Pemstar, Inc. @ 12.000                                       960
  60,000       Virage Logic Corp. @ 19.230                                1,154
                                                                      ---------
                                                                          3,004
                                                                      ---------
               Fiber Optic Components - 1.1
 200,000       FiberCore, Inc. @ 2.400                                      480
 100,000       Optical Communication Products, Inc.
               @ 3.940                                                      394
                                                                      ---------
                                                                            874
                                                                      ---------
               Financial Services - Misc. - 2.2%
  40,000       Actrade Financial Technologies, Ltd.
               @ 29.450                                               $   1,178
  40,000       eFunds Corp. @ 13.750                                        550
                                                                      ---------
                                                                          1,728
                                                                      ---------
               Food - Miscellaneous - 2.0%
 120,000       Suprema Specialties, Inc. @ 13.000                         1,560
                                                                      ---------

               Insurance - Life - 1.2%
**50,000       Scottish Annuity & Life Holding, Ltd.
               @ 19.350                                                     968
                                                                      ---------
               Internet - E Commerce - 0.4%
  47,100       FTD.COM, Inc. @ 7.000                                        330
                                                                      ---------
               Internet - ISP / Content - 1.4%
  50,000       Alloy, Inc. @ 21.530                                       1,076
                                                                      ---------
               Internet Network Services - 4.4%
  30,000       AsiaInfo Holdings, Inc. @ 17.420                             523
 *50,000       PEC Solutions, Inc. @ 37.610                               1,880
  55,000       Sonicwall, Inc. @ 19.440                                   1,069
                                                                      ---------
                                                                          3,472
                                                                      ---------
               Internet Software - 1.0%
  25,000       Websense, Inc. @ 32.070                                      802
                                                                      ---------
               Medical / Dental Services - 10.1%
*200,000       Advanced PCS, Inc. @ 29.350                                5,870
  20,000       American Healthways, Inc. @ 31.940                           639
  15,000       ICON Plc. @ 29.810                                           447
  49,900       SFBC International, Inc. @ 20.500                          1,023
                                                                      ---------
                                                                          7,979
                                                                      ---------
               Medical / Ethical Drugs - 16.5%
  60,000       Amarin Corp. @ 17.375                                      1,043
 *80,000       Andrx Group @ 70.410                                       5,633
  80,000       Axcan Pharma, Inc. @ 14.200                                1,136
*110,000       Bradley Pharmaceuticals, Inc. @ 20.750                     2,283
  15,000       CIMA Labs, Inc. @ 36.150                                     542
  26,666       King Pharmaceuticals, Inc. @ 42.130                        1,123
  80,000       Sicor, Inc. @ 15.680                                       1,254
                                                                      ---------
                                                                         13,014
                                                                      ---------
               Medical / Generic Drugs - 2.1%
  15,000       D & K Healthcare Resources, Inc. @56.950                     854
  20,000       Taro Pharmaceutical Industries Ltd.
               @ 39.950                                                     799
                                                                      ---------
                                                                          1,653
                                                                      ---------
See notes to Portfolio of Investments.

                       OBERWEIS EMERGING GROWTH PORTFOLIO
                       Portfolio of Investments (cont'd.)

         Shares      Company (Closing Price)                         Value
        --------------------------------------------------------------------
                   Medical - Instruments - 1.1%
         20,000    Lumenis Ltd. @ 19.700                          $    394
        *30,000    Thoratec Corp. @ 17.000                             510
                                                                  ----------
                                                                       904
                                                                  ----------

                   Medical - Nursing Homes /
                   Outpatient Care - 2.6%
         70,000    Sunrise Assisted Living, Inc. @ 29.110            2,038
                                                                  ----------


                   Medical - Products - 0.9%
         30,000    Closure Medical Corp. @ 23.360                      701
                                                                  ----------

                   Oil & Gas - Machinery / Equipment - 1.5%
       **30,000    Carbo Ceramics, Inc. @ 39.160                     1,175
                                                                  ----------

                   Oil & Gas - U.S Exploration &
                   Production - 5.4%
        100,000    PetroQuest Energy, Inc. @ 5.320                     532
         60,000    Prima Energy Corp. @ 21.750                       1,305
       **60,000    RPC, Inc. @ 17.650                                1,059
         80,000    Remington Oil & Gas Corp. @ 17.300                1,384
                                                                  ----------
                                                                     4,280
                                                                  ----------
                   Pollution Control - Services - 0.8%
         20,000    Waste Connections, Inc. @ 30.990                    620
                                                                  ----------
                   Restaurants - 6.3%
       **24,600    Landry's Restaurants, Inc. @ 18.650                 459
        *40,000    P.F. Changs China Bistro @ 47.300                 1,892
         50,000    Panera Bread Company @ 52.040                     2,602
                                                                  ----------
                                                                     4,953
                                                                  ----------

                   Retail - Apparel - 13.0%
       *130,000    Chico's FAS, Inc. @ 39.700                        5,161
        *52,500    Christopher & Banks Corp. @ 34.250                1,798
        *60,000    Hot Topic, Inc. @ 31.390                          1,883
         20,000    PriceSmart, Inc. @ 35.000                           700
         50,000    Skechers USA, Inc. @ 14.620                         731
                                                                  ----------
                                                                    10,273
                                                                  ----------

                   Retail / Wholesale - Computers - 2.3%
         40,000    Scansource, Inc. @ 47.600                         1,904
                                                                  ----------

                   Telecommunications - Cellular - 1.0%
         30,000    Vimpel Communications @ 26.050                      781
                                                                  ----------

                   Telecommunications - Equipment - 5.0%
         40,000    Catapult Communications Corp. @ 26.060            1,042
         60,000    Ectel Ltd. @ 17.320                               1,039
       **60,000    Frequency Electronic, Inc. @ 14.000                 840
         50,000    ViaSat, Inc. @ 15.600                               780
          6,600    Wavecom SA @ 37.250                                 246
                                                                  ----------
                                                                     3,947
                                                                  ----------

        Shares     Company (Closing Price)                           Value
        --------------------------------------------------------------------

                   Telecommunications - Services - 0.6%
        15,000     Metro One Telecommunications @ 30.250         $      454
                                                                  ----------

                   Total Common Stocks
                   (Cost: $ 56,168,000)                          $   81,145
                                                                  ----------

                   Total Investments - 102.7%
                   (Cost : $56,168,000)                          $   81,145
                                                                  ----------

   Contracts                                                         Value
  --------------------------------------------------------------------------
               COVERED CALL OPTIONS -  (0.3%)

        100    Advance PCS,    $40                                     (2)
               February 2002
        100    Andrx Group,                                             --
               January 2002 $85
        100    Astropower,  $55                                        (7)
               Inc., March 2002
        100    Bradley  Pharmaceuticals, Inc.,
               January 2002  $17.5                                     36)
        100    Chico's FAS, Inc., February 2002 $45                    10)
        150    Christopher & Banks Corp.,
               January 2002  $30                                      (66)
        100    Hot Topic,Inc., January 2002 $35                        (5)
        140    Hot Topic, Inc., February 2002 $40                      (4)
        100    Optimal Robotics Corp., Inc.,
               January 2002  $40                                       (6)
        300    PEC Solutions, Inc., $ 40                              (73)
               February 2002
        100    PF Chang's China Bistro, Inc.,
               January 2002  $50                                       (7)
        100    Qlogic Corp., February 2002   $70                       (2)
        100    Qlogic Corp.,  January 2002  $60                        (1)
        100    Stellent, Inc., February 2002 $40                       (3)
        100    Stellent, Inc., January 2002  $35                       (2)
        100    Thoratec Corp., January 2002  $25                        --
                                                                  ----------

               Total Covered Call Options
               (Premiums received : 203,000)                         (224)

               Other Liabilities less Assets - (2.4%)              (1,907)
                                                                  ----------

               NET ASSETS - 100%                                $  79,014
                                                                  ==========
Notes to Portfolio of Investments
---------------------------------

 * All or a portion of these stocks were held in escrow at December 31, 2001 to cover call options written. The aggregate market value was $6,881,000.

 **Income producing security during the year ended December 31, 2001.

Based on the cost of investments of $56,168,000 for federal income tax purposes at December 31, 2001, the aggregate gross unrealized appreciation was $30,102,000, the aggregate gross unrealized depreciation was $5,146,000 and the net unrealized appreciation of investments was $24,956,000.

                          OBERWEIS MICRO-CAP PORTFOLIO
                            Portfolio of Investments
                      December 31, 2001(value in thousands)

  Shares        Company (Closing Price)                                    Value
--------------------------------------------------------------------------------
              COMMON STOCKS - 89.9%
              Aerospace / Defense Equipment - 0.3%
    30,000    LMI Aerospace, Inc. @ 4.320                              $     130
                                                                       ---------

              Agricultural - Operations - 0.6%
     8,500    Alico, Inc. @ 31.350                                           266
                                                                       ---------

              Beverages - 2.6%
    60,000    Central European Distribution Corp.
              @ 12.380                                                       743
   100,000    Vermont Pure Holdings, Ltd. @ 4.800                            480
                                                                       ---------
                                                                           1,223
                                                                       ---------
              Building / Construction - Products - 0.8%
  **25,000    Craftmade International, Inc. @ 15.710                         393
       200    MASISA S.A. @ 12.930                                             2
                                                                       ---------
                                                                             395
                                                                       ---------

              Chemicals - Specialty - 0.7%
  **15,000    Balchem Corp. @ 21.350                                         320
                                                                       ---------

              Commercial Services - Misc. - 6.7%
    15,400    Clark/Bardes Holdings, Inc. @ 25.230                           389
    40,000    Factual Data Corp. @ 8.500                                     340
    25,000    Fti Consulting Group, Inc. @ 32.800                            820
    30,000    ICT Group, Inc. @ 18.610                                       558
    40,000    Spherix, Inc. @ 9.490                                          380
    12,000    U.S. China Industrial Exchange, Inc.
              @ 14.000                                                       168
    60,000    U.S. Laboratories, Inc. @ 9.090                                545
                                                                       ---------
                                                                           3,200
                                                                       ---------

              Commercial Services - Printing - 1.7%
    30,000    Multi-Color Corp. @ 18.100                                     543
    83,000    On-Site Sourcing, Inc. @ 3.400                                 282
                                                                       ---------
                                                                             825
                                                                       ---------

              Computer - Peripheral Equipment - 1.1%
   105,000    Neoware Systems, Inc. @ 4.900                                  515
                                                                       ---------

              Computer Services - 0.0%
    12,400    Sento Corp. @ 1.370                                             17
                                                                       ---------

              Computer Software - Enterprise - 5.7%
    30,000    Ansoft Corp. @ 14.600                                          438
    40,000    HPL Technologies, Inc. @ 17.850                                714
    25,000    PDF Solutions, Inc. @ 21.000                                   525
    20,000    Retalix Ltd. @ 16.429                                          329
  **22,000    TALX Corp. @ 24.980                                            549
    40,000    Tecknowledge Corp. @ 3.750                                     150
                                                                       ---------
                                                                           2,705
                                                                       ---------

              Computer Software - Medical - 3.1%
    38,000    Tripos, Inc. @ 19.100                                          726
    80,000    Vital Images, Inc. @ 9.350                                     748
                                                                       ---------
                                                                           1,474
                                                                       ---------

              Consumer Products - 0.8%
    40,000    Integrity, Inc. @ 6.300                                  $     252
    11,000    Security Capital Corp. @ 10.000                                110
                                                                       ---------
                                                                             362
                                                                       ---------

              Electrical - Misc. Components - 0.4%
    57,700    Global Payment Technologies, Inc. @ 3.610                      208
                                                                       ---------

              Electronics - Scientific Instruments - 0.3%
    23,600    Food Technology Service, Inc. @ 1.450                           34
  **30,000    Wireless Telecom Group, Inc. @ 2.840                            85
                                                                       ---------
                                                                             119
                                                                       ---------

              Electronics - Semiconductors /
              Components - 0.4%
    20,000    Amtech Systems, Inc. @ 7.160                                   143
    13,400    CVD Equipment Corp. @ 2.770                                     37
                                                                       ---------
                                                                             180
                                                                       ---------

              Energy - 0.5%
    50,000    U.S. Energy Systems, Inc. @ 4.560                              228
                                                                       ---------

              Finance - Investment Management - 0.3%
    18,000    UTEK Corp. @ 7.100                                             128
                                                                       ---------

              Finance - Mortgage - 1.1%
    40,000    New Century Financial Corp. @ 13.530                           541
                                                                       ---------

              Food - Misc. - 2.8%
    20,000    Sherwood Brands, Inc. @ 8.600                                  172
    90,000    Suprema Specialities @ 13.000                                1,170
                                                                       ---------
                                                                           1,342
                                                                       ---------

              Insurance - Property / Casualty - 0.6%
    30,000    American Safety Insurance Group, Ltd.
              @ 8.880                                                        266
                                                                       ---------

              Internet - E Commerce - 3.4%
    80,000    DrugMax, Inc. @ 5.340                                          427
   300,000    E-LOAN, Inc. @ 1.840                                           552
    60,000    NetBank, Inc. @ 10.480                                         629
                                                                       ---------
                                                                           1,608
                                                                       ---------

              Internet - ISP / Content - 1.0%
   100,000    j2 Global Communications, Inc. @ 4.950                         495
                                                                       ---------

              Internet - Network Security - 1.1%
   140,000    InfoNow Corp. @ 3.720                                          521
                                                                       ---------

              Leisure - Gaming - 0.8%
    50,000    Interactive Systems Worldwide, Inc.
              @ 7.990                                                        400
                                                                       ---------

See notes to Portfolio of Investments.

OBERWEIS MICRO-CAP PORTFOLIO Portfolio of Investments (cont'd.)

Shares        Company (Closing Price)                       Value
------------------------------------------------------------------
          Leisure - Products - 0.6%
  5,000   Escalade, Inc. @ 54.860                          $   274
                                                           -------
          Machinery - General Industrial - 0.5%
 42,000   Check Technology Corp. @ 6.040                       254
                                                           -------

          Medical Biomed / Genetics - 2.1%
 80,000   Advanced Magnetics, Inc. @ 3.600                     288
 40,000   Neogen Corp. @ 18.100                                724
                                                           -------
                                                             1,012
                                                           -------
          Medical / Dental Services - 7.0%
 80,000   Bioanalytical System, Inc. @ 7.010                   561
 30,000   Kendle International, Inc. @ 20.160                  605
 50,000   MIM Corp. @ 17.800                                   890
 50,000   National Medical Health Card Systems
          @ 9.750                                              487
 40,000   SFBC International, Inc. @ 20.500                    820
                                                           -------
                                                             3,363
                                                           -------
          Medical / Dental Supplies - 1.1%
 15,000   Advanced Neuromodulation Systems
          @ 35.250                                             529
                                                           -------

          Medical / Ethical Drugs - 6.3%
 20,000   Amarin Corp. @ 17.375                                348
*97,500   Bradley Pharmaceuticals, Inc. @ 20.750             2,023
 22,500   First Horizon Pharmaceutical Corp. @ 29.390          661
                                                           -------
                                                             3,032
                                                           -------
          Medical - Instruments - 6.4%
 80,000   Biolase Technology, Inc. @ 5.690                     455
 37,400   Elbit Medical Imaging Ltd. @ 6.278                   235
 50,000   Harvard Bioscience, Inc. @ 9.940                     497
 30,000   HealthTronics Surgical Services, Inc. @
          9.000                                                270
 40,000   Meridian Medical Tech. @ 26.300                    1,052
150,000   Vasomedical, Inc. @ 3.700                            555
                                                           -------
                                                             3,064
                                                           -------
          Medical - Outpatient / Home Care - 2.8%
 30,000   Almost Family, Inc. @ 15.130                         454
 20,000   Dynacq International, Inc. @ 22.270                  445
 60,000   IntegraMed America, Inc. @ 6.200                     372
 19,900   Ramsay Youth Services, Inc. @ 4.030                   80
                                                           -------
                                                             1,351
                                                           -------
          Medical - Products - 4.4%
 40,000   Bio-Vascular, Inc. @ 7.840                           314
 60,000   Chad Therapeutics, Inc. @ 2.900                      174
 25,000   Integra LifeSciences Holdings Corp.
          @ 26.340                                             658
 30,000   MedAmicus, Inc. @ 15.560                             467
 27,500   Possis Medical, Inc. @ 17.420                        479
                                                           -------
                                                             2,092
                                                           -------

           Oil & Gas - U.S. Exploration &
           Production - 1.5%
  20,000   Infinity, Inc. @ 10.750                        $    215
  20,000   Key Production Company, Inc. @ 17.000               340
  20,000   Magnum Hunter Resources @ 8.300                     166
                                                          --------
                                                               721
                                                          --------
           Paper & Paper Products - 0.0%
   4,000   Impreso, Inc. @ 2.920                                12
                                                          --------
           Pollution Control - Equipment - 5.2%
  51,200   Environmental Elements Corp. @ 4.000                205
*120,000   Headwaters, Inc. @ 11.460                         1,375
  20,000   Peerless Manufacturing Company @ 18.050             361
  80,000   Strategic Diagnostic, Inc. @ 7.100                  568
                                                          --------
                                                             2,509
                                                          --------

           Pollution Control - Services- 1.4%
   2,500   Crown Andersen, Inc. @ 8.250                         21
  13,000   TRC Companies, Inc. @ 50.000                        650
                                                          --------
                                                               671
                                                          --------

           Real Estate Operations - 0.0%
     400   Patriot Transportation Holdings, Inc.@
           19.630                                                8
                                                          --------

           Restaurants - 5.8%
  20,000   Buca, Inc. @ 16.210                                 324
 120,000   Chicago Pizza & Brewery, Inc. @ 5.190               623
 250,000   Famous Dave's of America @ 7.310                  1,828
                                                          --------
                                                             2,775
                                                          --------
           Retail - Misc.- 0.0%
     200   Gaiam, Inc. @ 21.800                                  4
                                                          --------
           Retail / Wholesale - Computer / Cell -
           1.0%
  30,000   Software Spectrum, Inc. @ 15.663                    470
                                                          --------
           Telecommunications - Equipment - 4.5%
  80,000   Gentner Communications @ 16.680                   1,335
  25,000   SpectraLink Corp. @ 17.130                          428
  40,000   Telular Corp. @ 9.180                               367
                                                          --------
                                                             2,130
                                                          --------
           Telecommunications - Services - 1.1%
  39,800   Micro General Corp. @ 13.710                        546
                                                          --------

           Textile - Manufacturing - 0.7%
  25,000   Frenchtex @ .100                                      2
  30,000   Novel Denim Holdings Ltd. @ 11.700                  351
                                                          --------
                                                               353
                                                          --------
           Transportation - Air Freight - 0.3%
  30,000   Air T., Inc. @ 4.800                                144
                                                          --------

           Utility - Water Supply - 0.4%
 **6,666   Pennichuck Corp. @ 27.000                           180
                                                          --------

           Total Common Stocks
           (Cost: $32,300,000)                            $ 42,962
                                                          --------

See notes to Portfolio of Investments.

                          OBERWEIS MICRO-CAP PORTFOLIO
                       portfolio of Investments (cont'd)

Face Amount                                                          Value
--------------------------------------------------------------------------

               COMMERCIAL PAPER- 10.4%
$ 500,000      American Express Credit Corp.
               1.97% due 01-03-02                                 $   500
  500,000      American General Financial Corp.
               1.94% due 01-03-02                                     500
  500,000      Daimler Chrysler North America Holding Corp.
               1.90% due 01-04-02                                     500
  500,000      Ford Financial Services, Inc.
               1.92% due 01-04-02                                     500
  500,000      GE Capital Corp.
               1.92% due 01-03-02                                     500
  500,000      General Motors Acceptance Corp.
               1.90% due 01-03-02                                     500
  500,000      Household Financial Corp.
               1.70% due 01-04-02                                     500
  500,000      IBM Corp.
               1.90% due 01-03-02                                     500
  500,000      Sears Roebuck Acceptance Corp.
               1.50% due 01-04-02                                     500
  500,000      Wells Fargo Financial, Inc.
               1.88% due 01-03-02                                     500
                                                                  -------

               Total Commercial Paper
               (Cost : $5,000,000)                                $ 5,000
                                                                  -------

               Total Investments - 100.3%
               (Cost : $37,300,000)                               $47,962
                                                                  -------

Contracts                                                           Value
-------------------------------------------------------------------------

               COVERED CALL OPTIONS - (0.0%)
100            Bradley Pharmaceuticals, Inc.,
               January 2002 $20                                       (19)
 75            Bradley Pharmaceuticals, Inc.,
               January 2002 $22.5                                      (6)
 50            Headwaters, Inc., February 2002 $17.5                   --
                                                                  -------
               Total Covered Call Options
               (Premiums received : $26,000)                          (25)

               Other Liabilities less Assets - (0.3%)                (120)
                                                                  -------

               NET ASSETS - 100%                                  $47,817
                                                                  =======


Notes to Portfolio of Investments
--------------------------------------------------------------------------------

* All or portion of these stoks were held in escrow at December 31, 2001 to cover call options written.The aggregate market value was $420,000.

** Income producing security during the year ended December 31, 2001.

Based on the cost of investments of $37,300,000 for federal income tax purposes at December 31, 2001, the aggregate gross unrealized appreciation was $12,025,000, the aggregate gross unrealized depreciation was $1,362,000 and the net unrealized appreciation of investments was $10,663,000.

                           OBERWEIS MID-CAP PORTFOLIO
                            Portfolio of Investments
                     December 31, 2001 (value in thousands)


Shares         Company (Closing Price)                                     Value
--------------------------------------------------------------------------------
           COMMON STOCKS - 103.4%
           Banks - Foreign - 1.0%

 **2,000   Doral Financial Corp. @ 31.210                             $       62
                                                                      ----------
           Building - Residential / Commercial - 2.6%
 **3,000   Centex Corp. @ 57.090                                             171
                                                                      ----------
           Commercial Services - Misc. - 2.7%

   3,000   Copart, Inc. @ 36.370                                             109
   1,500   MAXIMUS, Inc. @ 42.060                                             63
                                                                      ----------
                                                                             172
                                                                      ----------
           Commercial Services - Schools - 2.7%
   5,000   Career Education Corp. @ 34.280                                   172
                                                                      ----------
           Commercial Services - Security - 2.2%
   4,000   Macrovision Corp. @ 35.220                                        141
                                                                      ----------

           Computer Graphics - 2.1%
   2,000   Nvidia Corp. @ 66.900                                             134
                                                                      ----------

           Computer Memory Devices - 3.2%
   7,000   Advanced PCS @ 29.350                                             205
                                                                      ----------
           Computer Services - 3.5%
   2,000   Cognizant Technology Solutions Corp.
           @ 40.980                                                           82
   5,000   SunGard Data Systems, Inc. @ 28.930                               145
                                                                      ----------
                                                                             227
                                                                      ----------
           Computer Software - Enterprise - 2.7%
   5,000   NetIQ Corp. @ 35.260                                              176
                                                                      ----------

           Electronics - Components /
           Semiconductors - 9.3%
   4,000   Cabot Microelectronics Corp. @ 79.250                             317
   5,000   Fei Company @ 31.510                                              158
   8,000   Pixelworks, Inc. @ 16.060                                         128
                                                                      ----------
                                                                             603
                                                                      ----------
           Electronics - Military Systems - 2.1%
   1,500   L-3 Communications Holdings, Inc.
           @ 90.000                                                          135
                                                                      ----------

           Finance - Consumer / Commercial - 2.5%
   2,000   Student Loan Corp. @ 80.600                                       161
                                                                      ----------

           Financial Services - Misc. - 3.2%
  10,000   eFunds Corp. @ 13.750                                             138
   1,000   Investors Financial Services Corp.
           @ 66.210                                                           66
                                                                      ----------
                                                                             204
                                                                      ----------
           Insurance - Brokers - 1.3%
 **3,000   Brown & Brown, Inc. @ 27.300                                       82
                                                                      ----------

           Internet - E Commerce - 2.3%
   2,000   University of Phoenix Online @ 32.590                      $       65
   2,000   Expedia, Inc. @ 40.610                                             81
                                                                      ----------
                                                                             146
                                                                      ----------
           Internet - ISP / Content - 1.6%
   3,000   Overture Services, Inc. @ 35.430                                  106
                                                                      ----------
           Medical - Biomed / Genetics - 6.0%
   1,200   Cephalon, Inc. @ 75.585                                            91
   2,000   Enzon, Inc. @ 56.280                                              113
   3,000   Invitrogen Corp. @ 61.930                                         186
                                                                      ----------
                                                                             390
                                                                      ----------
           Medical - Dental Services - 7.0%
   6,000   Albany Molecular Research @ 26.490                                159
  10,000   Caremark Rx, Inc. @ 16.310                                        163
   4,000   Pharmaceutical Product Development
           @ 32.310                                                          129
                                                                      ----------
                                                                             451
                                                                      ----------
           Medical - Ethical Drugs - 2.9%
**10,000   Dr. Reddy's Laboratories Ltd. @ 18.950                            190
                                                                      ----------
           Medical - Generic Drugs - 14.9%
   5,000   Andrx Group @ 70.410                                              352
   2,000   Barr Laboratories, Inc. @ 79.360                                  159
   8,000   Biovail Corp International @ 56.250                               450
                                                                      ----------
                                                                             961
                                                                      ----------
           Medical - Products - 13.5%
   5,000   Charles River Labs International, Inc.
           @ 33.480                                                          167
  25,000   Cytyc Corp. @ 26.100                                              653
   1,000   ResMed, Inc. @ 53.920                                              54
                                                                      ----------
                                                                             874
                                                                      ----------
           Metal Fabrication - 1.5%
   4,000   Shaw Group, Inc.@ 23.500                                           94
                                                                      ----------
           Oil & Gas - Machinery /
           Equipment - 3.5%
   9,000   Hanover Compressor Company @ 25.260                               227
                                                                      ----------
           Retail - Apparel / Shoe - 3.7%
   6,000   Chico's FAS, Inc. @ 39.700                                        238
                                                                      ----------

           Retail - Restaurants - 2.8%
   5,000   Sonic Corp. @ 36.000                                              180
                                                                      ----------
           Retail - Wholesale / Food - 1.1%
   2,000   Performance Food Group Company
           @ 35.170                                                           70
                                                                      ----------

See notes to Portfolio of Investments.

                           OBERWEIS MID-CAP PORTFOLIO
                       Portfolio of Investments (cont'd.)



Shares            Company (Closing Price)                                 Value
--------------------------------------------------------------------------------

              Telecommunications - Equipment - 1.5%
  3,300       UTStarcom, Inc. @ 28.500                               $       94
                                                                     ----------
              Total Common Stocks
              (Cost: $5,910,000)                                     $    6,666
                                                                     ----------

              Total Investments-103.4%
              (Cost: $5,910,000)                                          6,666

              Other Liabilities less Assets-(3.4%)                         (217)
                                                                     ----------

              NET ASSETS - 100%                                      $    6,449
                                                                     ==========
Notes to Portfolio of Investments
--------------------------------------------------------------------------------
** Income producing security during the year ended December 31, 2001.

   Based on the cost of investments of $5,910,000 for federal income tax purposes at December 31, 2001, the aggregate gross unrealized appreciation was $1,499,000, the aggregate gross unrealized depreciation was $743,000 and the net unrealized appreciation of investments was $756,000.

                               THE OBERWEIS FUNDS

                       Statement of Assets and Liabilities
           December 31, 2001 (in thousands, except pricing of shares)

                                                                    Emerging Growth       Micro-Cap       Mid-Cap
                                                                       Portfolio          Portfolio      Portfolio
--------------------------------------------------------------------------------------------------------------------
Assets:
       Investment securities at value                                  $ 81,145          $ 47,962         $  6,666
          (Cost: $56,168, $37,300 and $5,910, respectively)

       Cash                                                               2,052             1,143               98
       Receivable from fund shares sold                                      --               109               --
       Receivable from securities sold                                      262               322              120
       Dividends and interest receivable                                     --                 5               --
       Prepaid Expenses                                                      26                19               12
                                                                       --------          --------         --------
             Total Assets                                                83,485            49,560            6,896
                                                                       --------          --------         --------

Liabilities:
       Options written at value
       (Premiums received: $203, $26 and $0, respectively)                  224                25               --
       Payable for fund shares redeemed                                   1,610             1,192              235
       Payable for securities purchased                                   2,457               424              191
       Payable to advisor                                                    55                39                4
       Payable to distributor                                                16                10                1
       Accrued expenses                                                     109                53               16
                                                                       --------          --------         --------
             Total Liabilities                                            4,471             1,743              447
                                                                       --------          --------         --------
Net Assets                                                             $ 79,014          $ 47,817         $  6,449
                                                                       ========          ========         ========
Analysis of net assets:
       Aggregate paid in capital                                       $ 62,591          $ 39,576         $  7,981
       Accumulated net realized gain (loss) on investments               (8,533)           (2,422)          (2,288)
       Net unrealized appreciation of investments                        24,956            10,663              756
                                                                       --------          --------         --------
             Net Assets                                                $ 79,014          $ 47,817         $  6,449
                                                                       ========          ========         ========
The Pricing of Shares:
       Net asset value and offering price per share
Emerging Growth Portfolio:
       ($79,013,885 divided by 3,711,392 shares outstanding)           $  21.29
                                                                       ========
Micro-Cap Portfolio:
       ($47,816,680 divided by 2,851,928 shares outstanding)                             $  16.77
                                                                                         ========
Mid-Cap Portfolio:
       ($6,448,963 divided by 595,530 shares outstanding)                                                 $  10.83
                                                                                                          ========

                 See accompanying notes to financial statements.

                               THE OBERWEIS FUNDS

                             Statement of Operations
                  Year Ended December 31, 2001 (in thousands)

                                                                       Emerging Growth    Micro-Cap      Mid-Cap
                                                                         Portfolio        Portfolio     Portfolio
-------------------------------------------------------------------------------------------------------------------
Investment Income:
   Interest                                                              $     59         $     74       $      1
   Dividends                                                                   40               24             21
                                                                         --------         --------       --------
     Total Investment Income                                                   99               98             22
                                                                         --------         --------       --------

Expenses:
   Investment advisory fees                                                   341              161             34
   Management fees                                                            316              107             34
   Distribution fees                                                          198               67             21
   Transfer agent fees and expenses                                           189               76             46
   Professional fees                                                           93               24              8
   Custodian fees and expenses                                                 80               62             44
   Shareholder reports                                                         32               10              4
   Federal and state registration fees                                         30               20             18
   Trustees' fees                                                              11                3              1
   Organizational expenses                                                     --               --              8
   Insurance                                                                    9                2              1
   Miscellaneous                                                                4                1             --
                                                                         --------         --------       --------
     Total Expenses                                                         1,303              533            219
                                                                         --------         --------       --------

Net Investment Loss Before Expense Reimbursement                           (1,204)            (435)          (197)
   Expense Reimbursement and Earnings Credits                                  11                9             50
                                                                         --------         --------       --------
Net Investment Loss                                                        (1,193)            (426)          (147)

Net Realized and Unrealized Gain (Loss) on Investments:
Net realized loss on investments                                          (10,130)          (1,889)        (2,342)
Net realized gain from covered call options written                         1,554               88            108
                                                                         --------         --------       --------
   Total net realized loss                                                 (8,576)          (1,801)        (2,234)
Increase (decrease) in net unrealized appreciation of investments           9,511            8,492         (2,169)
                                                                         --------         --------       --------
Net realized and unrealized gain (loss) on investments                        935            6,691         (4,403)
                                                                         --------         --------       --------
Net increase (decrease) in net assets resulting from operations          $   (258)        $  6,265       $ (4,550)
                                                                         ========         ========       ========

                See accompanying notes to financial statements.

                               THE OBERWEIS FUNDS

               Statements of Changes in Net Assets (in thousands)

--------------------------------------------------------------------------------

                                                                               Emerging Growth Portfolio
                                                                             -----------------------------
                                                                                Years ended December 31,
                                                                                 2001             2000
                                                                             -----------------------------
From Operations:
     Net investment loss                                                      $  (1,193)      $  (1,422)
     Net realized gain (loss) on investments                                     (8,576)         26,498
     Increase (decrease) in net unrealized appreciation of investments            9,511         (34,676)
                                                                              ---------       ---------
     Net decrease in net assets resulting from operations                          (258)         (9,600)
                                                                              ---------       ---------

From Distributions:
     Distributions from net realized gains on investments                            --         (35,801)
                                                                              ---------       ---------

From Capital Share Transactions:
     Net proceeds from sale of shares                                            31,810          66,276
     Proceeds from reinvestment of distributions                                     --          33,620
     Redemption of shares                                                       (36,181)        (75,980)
                                                                              ---------       ---------
     Net increase (decrease) from capital share transactions                     (4,371)         23,916
                                                                              ---------       ---------
     Total decrease in net assets                                                (4,629)        (21,485)

Net Assets:
     Beginning of year                                                           83,643         105,128
                                                                              ---------       ---------
     End of year                                                              $  79,014       $  83,643
                                                                              =========       =========

Transactions in Shares:
     Shares sold                                                                  1,488           1,803
     Shares issued in reinvestment of dividends                                      --           1,343
     Less shares redeemed                                                        (1,724)         (2,107)
                                                                              ---------       ---------
     Net increase (decrease) from capital share transactions                       (236)          1,039
                                                                              =========       =========

                See accompanying notes to financial statements.

                               THE OBERWEIS FUNDS

               Statements of Changes in Net Assets (in thousands)

--------------------------------------------------------------------------------

                                                                                 Micro-Cap Portfolio
                                                                             ---------------------------
                                                                               Years ended December 31,
                                                                                2001             2000
                                                                             ---------------------------
From Operations:
     Net investment loss                                                      $   (426)       $   (424)
     Net realized gain (loss) on investments                                    (1,801)          5,415
     Increase (decrease) in net unrealized appreciation of investments           8,492          (7,009)
                                                                              --------        --------
     Net increase (decrease) in net assets resulting from operations             6,265          (2,018)
                                                                              --------        --------

From Distributions:
     Distributions from net realized gains on investments                           --          (2,907)
                                                                              --------        --------

From Capital Share Transactions:
     Net proceeds from sale of shares                                           54,301           9,110
     Proceeds from reinvestment of distributions                                    --           2,699
     Redemption of shares                                                      (33,240)         (7,694)
                                                                              --------        --------
     Net increase from capital share transactions                               21,061           4,115
                                                                              --------        --------
     Total increase (decrease) in net assets                                    27,326            (810)

Net Assets:
     Beginning of year                                                          20,491          21,301
                                                                              --------        --------

     End of year                                                              $ 47,817        $ 20,491
                                                                              ========        ========

Transactions in Shares:
     Shares sold                                                                 3,538             496
     Shares issued in reinvestment of dividends                                     --             175
     Less shares redeemed                                                       (2,199)           (416)
                                                                              --------        --------
     Net increase from capital share transactions                                1,339             255
                                                                              ========        ========

                See accompanying notes to financial statements.

                               THE OBERWEIS FUNDS

               Statements of Changes in Net Assets (in thousands)

--------------------------------------------------------------------------------

                                                                              Mid-Cap Portfolio
                                                                          ---------------------------
                                                                           Years ended December 31,
                                                                             2001            2000
                                                                          ---------------------------
From Operations:
     Net investment loss                                                   $   (147)       $   (275)
     Net realized gain (loss) on investments                                 (2,234)          1,451
     Decrease in net unrealized appreciation of investments                  (2,169)         (3,087)
                                                                           --------        --------
     Net decrease in net assets resulting from operations                    (4,550)         (1,911)
                                                                           --------        --------
From Distributions:
     Distributions from net realized gains on investments                        --          (2,666)
                                                                           --------        --------

From Capital Share Transactions:
     Net proceeds from sale of shares                                         3,315           7,680
     Proceeds from reinvestment of distributions                                 --           2,430
     Redemption of shares                                                    (4,624)         (7,310)
                                                                           --------        --------
     Net increase (decrease) from capital share transactions                 (1,309)          2,800
                                                                           --------        --------
     Total decrease in net assets                                            (5,859)         (1,777)

Net Assets:
     Beginning of year                                                       12,308          14,085
                                                                           --------        --------

     End of year                                                           $  6,449        $ 12,308
                                                                           ========        ========

Transactions in Shares:
     Shares sold                                                                235             292
     Shares issued in reinvestment of dividends                                  --             128
     Less shares redeemed                                                      (358)           (281)
                                                                           --------        --------
     Net increase (decrease) from capital share transactions                   (123)            139
                                                                           ========        ========

                See accompanying notes to financial statements.

                               THE OBERWEIS FUNDS

                          Notes to Financial Statements

                                December 31, 2001

1. Significant Accounting Policies

Description of business. The Oberweis Funds (the "Trust") is registered under the Investment Company Act of 1940 as a diversified open-end management investment company. The Trust is authorized to operate numerous portfolios under various trading strategies. The Trust consists of three portfolios: the Oberweis Emerging Growth Portfolio, the Oberweis Micro-Cap Portfolio, and the Oberweis Mid-Cap Portfolio (collectively, the Funds).

Investment valuation. Investments are stated at value. Each listed and unlisted security for which last sale information is regularly reported is valued at the last reported sales price on that day. If there has been no sale on such day, then such security is valued at the current day's bid price. Any unlisted security for which last sale information is not regularly reported and any listed debt security which has an inactive listed market for which over-the-counter market quotations are readily available is valued at the closing bid price determined on the basis of reasonable inquiry. Options are valued at the last reported bid price on the primary exchange as of the close of trading of the Chicago Board Options Exchange (CBOE). Restricted securities and any other securities or other assets for which market quotations are not readily available are valued by appraisal at their fair value as determined in good faith under procedures established by and under the general supervision and responsibility of the Board of Trustees. Short-term debt obligations, commercial paper and repurchase agreements are valued on the basis of quoted yields for securities of comparable maturity, quality and type or on the basis of amortized costs.

Fund share valuation. Fund shares are sold and redeemed on a continuous basis at net asset value. On each day the New York Stock Exchange is open for trading, the net asset value per share is determined as of the later of the close of the New York Stock Exchange or the CBOE by dividing the total value of each Fund's investments and other assets, less liabilities, by the number of each Fund's shares outstanding.

Investment transactions and investment income. Investment transactions are accounted for on the trade date (date the order to buy or sell is executed). Dividend income is recorded on the ex-dividend date, and interest income is recorded on the accrual basis and includes amortization of premium and discount. Realized gains and losses from investment transactions are reported on an identified cost basis. Gains and losses on premiums from expired options are recognized on the date of expiration.

Federal income taxes and dividends to shareholders. The Funds have complied with the special provisions of the Internal Revenue Code available to investment companies and therefore no federal income tax provision is required. Dividends payable to its shareholders are recorded by each Fund on the ex-dividend date. Dividends are determined in accordance with income tax principles which may treat certain transactions differently from generally accepted accounting principles. As of December 31, 2001, the Emerging Growth, Micro-Cap, and Mid-Cap Portfolios had federal income tax capital loss carryforwards of $8,690,548, $2,253,692 and $2,042,858, respectively, expiring in 2009. As of December 31, 2001 the components of accumulated realized losses on a tax basis were $8,690,548, $2,253,692 and $2,042,858 for the Emerging Growth, Micro-Cap, and Mid-Cap Portfolios, respectively. The difference between the book basis and tax basis of accumulated net realized loss on investments is attributable to $0, $162,166 and $275,345 of post October 2001 capital losses from the Emerging Growth, Micro-Cap, and Mid-Cap Portfolios, respectively.

Organizational costs. Organizational costs of the Mid-Cap Portfolio have been capitalized and amortized on a daily basis using the straight line method over five years.

Use of estimates. The preparation of financial statements in conformity with accounting principles generally accepted in the United States requires management to make estimates and assumptions that affect the amounts reported in the financial statements and accompanying notes. Actual results may differ from those estimates.

2. Transactions with affiliates

The Funds have written agreements with Oberweis Asset Management, Inc. ("OAM") as the Funds' investment adviser and manager. Oberweis Securities, Inc. ("Oberweis Securities"), is an affiliate of OAM, the Funds' principal distributor.

Investment advisory agreement. For investment advisory services, the Emerging Growth Portfolio paid monthly investment advisory fees at an annual rate equal to .45% of the first $50,000,000 of average daily net assets and .40% of average daily net assets in excess of $50 million. The Micro-Cap Portfolio paid monthly investment advisory fees at an annual rate equal to .60% of average daily net assets. The Mid-Cap Portfolio paid monthly investment advisory fees at an annual rate equal to .40% of average daily net assets. For the year ended December 31, 2001, the Emerging Growth Portfolio, Micro-Cap Portfolio, and Mid-Cap Portfolio incurred investment advisory fees totaling $341,000, $161,000, and $34,000, respectively.

Management agreement. For management services and facilities furnished, the Emerging Growth Portfolio, Micro-Cap Portfolio, and Mid-Cap Portfolio each paid a monthly fee at an annual rate equal to .40% of average daily net assets. For the year ended December 31, 2001, the Emerging Growth Portfolio, Micro-Cap Portfolio, and Mid-Cap Portfolio incurred management fees totaling $316,000, $107,000 and $34,000, respectively.

Expense reimbursement. OAM is obligated to reduce its management fees or reimburse the Funds to the extent that total ordinary operating expenses, as defined, exceed in any one year the following amounts expressed as a percentage of each Fund's average daily net assets: 2% of the first $25,000,000; plus 1.8% of the next $25,000,000; plus 1.6% of average daily net assets in excess of $50,000,000. OAM reimbursed the Mid-Cap Portfolio $46,000 for the year ended December 31, 2001.

Officers and trustees. Certain officers or trustees of the Funds are also officers or directors of OAM and Oberweis Securities. During the year ended December 31, 2001, the Funds made no direct payments to its officers and paid $15,000 to its unaffiliated trustees.

Distribution and shareholder service expense. The Funds have a distribution and shareholder services agreement with Oberweis Securities. For services under the distribution and shareholder servicing agreement, the Funds pay Oberweis Securities a fee at the annual rate of .25% of the average daily net assets and reimbursement for certain out-of-pocket expenses. For the year ended December 31, 2001, the Emerging Growth Portfolio, Micro-Cap Portfolio, and Mid-Cap Portfolio incurred distribution fees totaling $198,000, $67,000 and $21,000, respectively.

Commissions. The Funds pay Oberweis Securities for executing some of each Fund's agency security transactions at competitive rates, typically $.03 per share. For the year ended December 31, 2001, the Emerging Growth Portfolio, Micro-Cap Portfolio, and Mid-Cap Portfolio paid commissions of $37,000, $2,000 and $2,000, respectively to Oberweis Securities.

3. Investment transactions

The cost of securities purchased and proceeds from securities sold during the year ended December 31, 2001, other than options written and money market investments, aggregated $52,520,000 and $55,362,000, respectively, for the Emerging Growth Portfolio, $36,758,000 and $20,837,000, respectively, for the Micro-Cap Portfolio, and $9,788,000 and $11,008,000, respectively, for the Mid-Cap Portfolio.

Transactions in options written for the year ended December 31, 2001 were as follows:

                                                Emerging Growth              Micro-Cap               Mid-Cap
                                                   Portfolio                 Portfolio               Portfolio
                                           ----------------------      -------------------     --------------------
                                              Number                     Number                  Number
                                               of       Premiums          of      Premiums         of     Premiums
                                            Contracts   Received       Contracts  Received     Contracts  Received
                                           ----------------------      -------------------     --------------------
Options outstanding at beginning of year     2,525    $   283,000         60      $  8,000       40       $   4,000
Options written                             14,485      1,699,000        958       106,000      802         104,000
Options expired                            (13,492)    (1,583,000)      (793)      (88,000)    (842)       (108,000)
Options closed                                (740)       (79,000)        --            --       --              --
Options assigned                              (888)      (117,000)        --            --       --              --
                                           ----------------------      -------------------     --------------------
Options outstanding at end of year           1,890    $   203,000        225      $ 26,000       --       $      --

The premiums received provide a partial hedge (protection) against declining prices and enables each Fund to generate a higher return during periods when OAM does not expect the underlying security to make any major price moves in the near future but still deems the underlying security to be, over the long term, an attractive investment for each Fund.

4. Redemption fee

A .25% redemption fee is charged on redemptions from the Micro-Cap and Mid-Cap Portfolios. The redemption fee is retained by the Funds and is intended to reimburse the Funds for the expense they incur in connection with shareholder redemptions. Redemption fees received by the Micro-Cap and Mid-Cap Portfolios were $80,000 and $11,000, respectively, for the year ended December 31, 2001, and were recorded as a reduction of shares redeemed in the statements of changes in net assets.

5. Earnings credits and interest charges

The Trust, as part of the agreement with the Custodian, receives credits against its custodian fees on its uninvested cash balances and is allowed to borrow for temporary purposes. Borrowings are not to exceed 5% of the value of each Funds total assets at the time of any such borrowing. Interest on amounts borrowed is calculated at the prime rate and is payable monthly. During the year ended December 31, 2001, the Emerging Growth Portfolio, Micro-Cap Portfolio and the Mid-Cap Portfolio received credits of $11,000, $9,000 and $4,000, respectively. During the year ended December 31, 2001, the Emerging Growth Portfolio, Micro-Cap Portfolio and the Mid-Cap Portfolio incurred interest charges of $11,000, $9,000 and $2,000, respectively, which is included in custodian fees and expenses in the statement of operations.

                              FINANCIAL HIGHLIGHTS

  Per share income and capital changes for a share outstanding throughout each year is as follows:

                                                                                     Emerging Growth Portfolio
                                                                                      Years ended December 31,
                                                               ---------------------------------------------------------------------
                                                                    2001         2000          1999          1998            1997
                                                               ---------------------------------------------------------------------
Net asset value at beginning of year                             $  21.19     $  36.15      $   23.60      $ 25.71       $   32.86
Income (loss) from investment operations:
Net investment loss /(a)/                                            (.31)        (.48)          (.41)        (.33)           (.37)
Net realized and unrealized gain (loss) on investments                .41        (1.37)         12.96         (.63)          (2.14)
                                                               ----------     --------      ---------      -------       ---------
Total from investment operations                                      .10        (1.85)         12.55         (.96)          (2.51)
Less distributions:
Distribution from net realized gains on investments                    --       (13.11)            --        (1.15)          (4.64)
                                                               ----------     --------      ---------      -------       ---------
Net asset value at end of year                                   $  21.29     $  21.19      $   36.15      $ 23.60       $   25.71
                                                               ==========     ========      =========      =======       =========

Total Return (%)                                                      0.5        (10.7)          53.2         (3.1)           (8.6)
Ratio/Supplemental Data
Net Assets at end of year (in thousands)                         $ 79,014     $ 83,643      $ 105,128      $93,115       $ 139,983
Ratio of expenses to average net assets (%)                          1.65         1.42           1.59         1.55            1.44
Ratio of net investment loss to average net assets (%)              (1.51)       (1.27)         (1.56)       (1.37)          (1.18)
Portfolio turnover rate (%)                                            66           73             63           49              75
Average commission rate paid                                     $  .0336     $  .0342      $   .0305      $ .0280       $   .0337

_________
Notes:

/(a)/ The net investment loss per share data was determined using average shares outstanding during the year.

                              FINANCIAL HIGHLIGHTS
  Per share income and capital changes for a share outstanding throughout the period is as follows:

                                                                                Micro-Cap Portfolio
                                                                               Years ended December 31,
                                                              --------------------------------------------------------------
                                                                 2001        2000        1999          1998           1997
                                                              --------------------------------------------------------------
Net asset value at beginning of year                           $ 13.54     $ 16.94     $ 14.18       $ 13.59        $ 12.28
Income (loss) from investment operations:
Net investment loss /(a)/                                         (.24)       (.33)       (.28)         (.24)          (.21)
Net realized and unrealized gain (loss) on investments            3.47        (.74)       3.04           .83           1.52
                                                              --------     -------     -------       -------        -------
Total from investment operations                                  3.23       (1.07)       2.76           .59           1.31
Less distributions:
Distributions from net realized gains on investments                --       (2.33)         --            --             --
                                                              --------     -------     -------       -------        -------
Net asset value at end of year                                 $ 16.77     $ 13.54     $ 16.94       $ 14.18        $ 13.59
                                                              ========     =======     =======       =======        =======
Total Return (%)                                                  23.9        (8.0)       19.5           4.3           10.7
Ratio/Supplemental Data
Net Assets at end of year (in thousands)                       $47,817     $20,491     $21,301       $28,290        $36,837
Ratio of expenses to average net assets (%)                       1.98        1.96        2.00/(b)/     1.99/(b)/      1.81
Ratio of net investment loss to average net assets (%)           (1.59)      (1.79)      (1.98)        (1.83)         (1.52)
Portfolio turnover rate (%)                                         82          79          46            41             89
Average commission rate paid                                   $ .0307     $ .0271     $ .0328       $ .0288        $ .0343

______________
Notes:
/(a)/ The net investment loss per share data was determined using average shares outstanding during the year.
/(b)/ Net of expense reimbursement from related parties. The expense ratios would have been 2.17% and 2.06%, for 1999 and 1998, respectively, before expense reimbursement.

                              FINANCIAL HIGHLIGHTS
  Per share income and capital changes for a share outstanding throughout the period is as follows:

                                                                                 Mid-Cap Portfolio
                                                                              Years ended December 31,
                                                         ----------------------------------------------------------------------
                                                            2001           2000          1999             1998          1997
                                                         ----------------------------------------------------------------------
Net asset value at beginning of year                     $   17.12      $   24.29     $    12.86       $   10.51      $   10.29
Income (loss) from investment operations:
Net investment loss /(a)/                                     (.21)          (.46)          (.31)           (.21)          (.19)
Net realized and unrealized gain (loss) on investments       (6.08)         (2.27)         14.22            2.56            .76
                                                         ---------      ---------     ----------       ---------      ---------
Total from investment operations                             (6.29)         (2.73)         13.91            2.35            .57
Less distributions:
Distributions from net realized gains on investments            --          (4.44)         (2.48)             --           (.35)
                                                         ---------      ---------     ----------       ---------      ---------
Net asset value at end of year                           $   10.83      $   17.12     $    24.29       $   12.86      $   10.51
                                                         =========      =========     ==========       =========      =========
Total Return (%)                                             (36.7)         (13.1)         112.7            22.4            5.4
Ratio/Supplemental Data
Net Assets at end of year (in thousands)                 $   6,449      $  12,308     $   14,085       $   6,916      $   6,347
Ratio of expenses to average net assets (%)                   2.00/(b)/      1.86           2.00/(b)/       2.00/(b)/      2.00/(b)/
Ratio of net investment loss to average net assets (%)       (1.75)         (1.78)         (1.93)          (1.94)         (1.81)
Portfolio turnover rate (%)                                    115             97            153              72            106
Average commission rate paid                             $   .0312      $   .0269     $    .0345       $   .0305      $   .0318

_________
Notes:
/(a)/ The net investment loss per share data was determined using average shares outstanding during the year.
/(b)/ Net of expense reimbursement from related parties. The expense ratios would have been 2.60%, 2.43%, 2.61%, and 2.46%, for 2001, 1999, 1998 and 1997,
respectively, before expense reimbursement and earnings credits.

                         REPORT OF INDEPENDENT AUDITORS

--------------------------------------------------------------------------------

The Board of Trustees and Shareholders
The Oberweis Funds--
    Emerging Growth Portfolio
    Micro-Cap Portfolio
    Mid-Cap Portfolio

We have audited the accompanying statement of assets and liabilities of The Oberweis Funds-Emerging Growth Portfolio, Micro-Cap Portfolio, and Mid-Cap Portfolio, including the portfolios of investments, as of December 31, 2001, and the related statement of operations for the year then ended, the statements of changes in net assets for each of the two years in the period then ended, and the financial highlights for each of the five years in the period then ended. These financial statements and financial highlights are the responsibility of the Fund's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with auditing standards generally accepted in the United States. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of investments owned as of December 31, 2001, by correspondence with the custodian and brokers or by other appropriate auditing procedures where replies from brokers were not received. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of The Oberweis Funds-Emerging Growth Portfolio, Micro-Cap Portfolio, and Mid-Cap Portfolio as of December 31, 2001, the results of their operations for the year then ended, the changes in their net assets for each of the two years in the period then ended, and the financial highlights for each of the five years in the period then ended, in conformity with accounting principles generally accepted in the United States.


                                        /s/ Ernest & Young LLP

Chicago, Illinois
February 5, 2002

                   Trustees and Officers of The Oberweis Funds

                                                                                                          NUMBER OF
                                              TERM OF OFFICE                                              PORTFOLIOS
NAME, ADDRESS             POSITION HELD       AND LENGTH OF              PRINCIPAL OCCUPATION             OVERSEEN       OTHER
  AND AGE                  WITH FUND           TIME SERVED                 LAST FIVE YEARS                BY TRUSTEE  DIRECTORSHIPS
Thomas J. Burke (70)      Trustee            Trustee since         President - Burke Medical Associates,       3           None
951 Ice Cream Dr.                            May, 1991 /(1)/       1968 to present; retired medical
North Aurora, IL 60542                                             physician, practicing medical
                                                                   physician until November 1, 1995.

Douglas P. Hoffmeyer 54   Trustee            Trustee since         Retired; Chief Financial Officer-Eziaz      3           None
951 Ice Cream Dr.                            May, 1991 /(1)/       (provider of broadband services to
North Aurora, IL 60542                                             multi-tenant office buildings), April,
                                                                   2000 to June 2000. Vice President-
                                                                   Teltrend Finance-Teltrend, Inc.
                                                                   (manufacturer of telecommunications
                                                                   equipment), October, 1986 to April,
                                                                   2000.

James D. Oberweis (55)    Trustee/          Trustee and Officer    President - Oberweis Asset                  3           None
951 Ice Cream Dr.         President /(2)/   since                  Management, Inc.
North Aurora, IL 60542                      July, 1986 /(1)/(3)/

Edward F. Streit (66)     Trustee           Trustee since          Licensed attorney in private practice,      3           None
951 Ice Cream Dr.                           February, 1991 /(1)/   1962 to present.
North Aurora, IL 60542

Patrick B. Joyce (42)     Executive Vice    Officer since          Executive Vice President,  Secretary   Not Applicable   None
951 Ice Cream Dr.         President and     October, 1994 /(3)/    and Director - Oberweis Asset
North Aurora, IL 60542    Treasurer                                Management, Inc., September, 1994
                                                                   to present; Executive Vice President
                                                                   and Director- Oberweis Securities, Inc.
                                                                   September, 1996 to present.

Martin L. Yokosawa (41)   Senior Vice       Officer since          Senior Vice President - Oberweis       Not Applicable   None
951 Ice Cream Dr.         President         October, 1994 /(3)/    Asset Management, Inc.,September,
North Aurora, IL 60542                                             1994 to present; Senior Vice President
                                                                   -Oberweis Securities, Inc., January,
                                                                   1997 to present.

James W. Oberweis (27)    Senior Vice       Officer since          Senior Vice President-Oberweis         Not Applicable   None
951 Ice Cream Dr.         President         August, 1996 /(3)/     Asset Management, Inc., May, 1996
North Aurora, IL 60542                                             to present and Portfolio Manager
                                                                   from December, 1995 to present;
                                                                   President and Director - Oberweis
                                                                   Securities, Inc., September,
                                                                   1996 to present.

Steven J. LeMire (32)     Vice President     Officer since         Vice President, Administration-        Not Applicable   None
951 Ice Cream Dr.         and Secretary      August, 1998 /(3)/      Oberweis Asset Management, Inc.,
North Aurora, IL 60542                                             June, 2000 to present; Compliance
                                                                   Manager - Oberweis Securities,Inc.,
                                                                   March 1997 to June, 2000;
                                                                   Manager,
                                                                   Shareholder Accounting - Carr
                                                                   Asset
                                                                   Management, Inc./Indosuez Carr
                                                                   Futures, Inc. March 1994 to March
                                                                   1997.

(1) - Unless otherwise noted, each trustee shall serve as a trustee of the Fund until the next meeting of shareholders, if any, called for the purpose of considering the election or re-election of such trustee or of a successor to such trustee, and until the election and qualification of his successor, if any, elected at such meeting, or until such trustee sooner dies, resigns, retires or is removed.

(2) - James D. Oberweis is an interested trustee of the Fund by reasons of his positions as the President of the Fund and the President and a portfolio manager of Oberweis Asset Management, Inc., the Fund's investment advisor.

(3) - Elected annually by board of trustees.

The Statement of Additional Information includes additional information about Fund officers and trustees and is available upon request without charge, by calling the Fund at 1-800-323-6166.

Trustees and Officers                                [LOGO]
James D. Oberweis                 Thomas J. Burke           The
Trustee and President             Trustee                   Oberweis
                                                            Funds
Douglas P. Hoffmeyer              Edward F. Streit
Trustee                           Trustee

Patrick B. Joyce                  Martin L. Yokosawa
Executive Vice President          Senior Vice President
Treasurer

James W. Oberweis                 Steven J. LeMire
Senior Vice President             Vice President Secretary

Manager and Investment Advisor
Oberweis Asset Management, Inc.
951 Ice Cream Dr., North Aurora, IL 60542
1-800-323-6166
www.oberweis.net

Distributor
Oberweis Securities, Inc.
951 Ice Cream Dr., North Aurora, IL 60542
1-630-801-6000
www.oberweis.net

Custodian
UMB Bank, n.a.
928 Grand Blvd., Kansas City, MO 64106

Transfer Agent
Sunstone Financial Group, Inc.
P.O. Box 711 Milwaukee, WI 53201-0711
1-800-245-7311

Counsel
Vedder, Price, Kaufman & Kammholz
222 North LaSalle Street, Chicago, IL 60601

Independent Auditors
Ernst & Young LLP
233 South Wacker Drive, Chicago, IL 60606


                                                               Annual Report
                                                            -------------------
        [LOGO]                                                    Audited
                  The Oberweis Funds
                  Emerging Growth Portfolio                  December 31, 2001
                  Micro-Cap Portfolio
                  Mid-Cap Portfolio